Schedule H, Line 4i- Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i — Schedule of Assets (Held at End of Year)
Gray Media 401(k)
S
avings
Plan
Schedule H, Line 4i — Schedule of Assets (Held at End of Year)
December 31, 2025
Employer Identification Number:
58-0285030
Plan Number: 003

Identity of Issuer, Lessor, or Similar Party		Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost		Current Value
		Mutual Funds:
	American Beacon	American Beacon Small Cap Val R6 , 89,276 shares	**		2,086,375
	American Funds	American Funds New World R6 , 78,125 shares	**		7,278,907
	American Funds	American Funds Target Date 2015 , 222,625 shares	**		2,867,411
	American Funds	American Funds Target Date 2020 , 789,947 shares	**		11,240,941
	American Funds	American Funds Target Date 2025 , 2,148937 shares	**		34,726,815
	American Funds	American Funds Target Date 2030 , 2,246,862 shares	**		47,093,010
	American Funds	American Funds Target Date 2035 , 2,508,951 shares	**		49,869,744
	American Funds	American Funds Target Date 2040 , 1,874,709 shares	**		43,380,773
	American Funds	American Funds Target Date 2045 , 1,819,032 shares	**		43,784,093
	American Funds	American Funds Target Date 2050 , 1,578,107 shares	**		37,464,268
	American Funds	American Funds Target Date 2055 , 1,201,987 shares	**		36,227,894
	American Funds	American Funds Target Date 2060 , 1,356,813 shares	**		27,841,807
	American Funds	American Funds Target Date 2065 , 778,634 shares	**		15,712,851
	American Funds	American Funds American Balanced R6 , 1,255,218 shares	**		47,083,209
	American Funds	American Funds Europacific R6 , 290,313 shares	**		17,587,160
	Blackrock	Blackrock Mid Cap Growth Equity K , 280,962 shares	**		10,215,761
	Fidelity	Fidelity 500 Index , 194,094 shares	**		46,139,990
	Fidelity	Fidelity Global EX US Index , 1,493,547 shares	**		27,869,580
	Fidelity	Fidelity Mid Cap , 430,554 shares	**		15,900,352
	Fidelity	Fidelity Small Cap , 357,915 shares			6,914,913
	Fidelity	Fidelity Total Bond , 2,486,207 shares			22,201,829
	Fidelity	Fidelity Total Market , 301,553 shares	**		56,342,160
	Fidelity	Fidelity US Bond , 2,083,138 shares	**		21,997,938
	JP Morgan	JP Morgan Mid Cap Value R6 , 130,838 shares	**		4,171,121
	JP Morgan	JP Morgan US Value R6 , 96,138 shares	**		8,707,177
	Vanguard	Vanguard Small Cap , 157,680 shares	**		19,486,122
*	AB US	AB US Large Cap Growth CIT , 891,744 shares	**		23,828,103
*	Cohen & Steers	Cohen & Steers U.S. Realty CIT RS , 211,467 shares	**		4,686,109
*	T. Rowe Price	T. Rowe Price Stable Val Common Trust Fun d , 25,172,750 shares	**		25,860,529
		Common Stock:
*	Gray Media, Inc.	Unitized Common Stock — Class A , 167,286 units	**		3,219,568
*	Gray Media, Inc.	Gray Media Stock , 4,265,276	**		20,643,937
*	Various	Self-directed brokerage accounts	**		12,382,494
*	Various participants	Notes receivable from participants ; maturity dates range through	**	***	8,974,081
		September 2036 and interest rates range from 3.25% -9.50%
	Pending Settlement				1,946

					$763,788,971

*	Indicates a party-in-interest.
**	Cost information is not required for participant-directed information and, therefore, is not included.
***	Net of $63,840 in deemed loan distributions.